Item 1. Report to Shareholders

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
                                                                      Certified
                                                                     Financials

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
Mid-Cap Value shares

              6 Months        Year
                 Ended       Ended
               6/30/03    12/31/02   12/31/01   12/31/00   12/31/99   12/31/98

NET ASSET
VALUE

Beginning
of period      $  15.00   $  16.40   $  15.64   $  13.37   $  13.66   $  14.47

Investment
activities

  Net investment
  income (loss)    0.08       0.13       0.13       0.18       0.23       0.19

  Net realized and
  unrealized
  gain (loss)      1.89      (1.34)      2.07       2.82       0.22      (0.05)

  Total from
  investment
  activities       1.97      (1.21)      2.20       3.00       0.45       0.14

Distributions

  Net
  investment
  income           --        (0.12)     (0.13)     (0.17)     (0.23)     (0.19)

  Net
  realized
  gain             --        (0.07)     (1.31)     (0.56)     (0.51)     (0.76)

  Total
  distributions    --        (0.19)     (1.44)     (0.73)     (0.74)     (0.95)

NET ASSET VALUE

End of
period         $  16.97   $  15.00   $  16.40   $  15.64   $  13.37   $  13.66
--------------------------------------------------------------------------------

Ratios/Supplemental Data

Total return^     13.13%     (7.38)%    14.36%     22.75%      3.52%      1.39%

Ratio of total
expenses to
average net
assets            0.95%!      0.96%      0.98%      0.99%      1.04%      1.08%

Ratio of net
investment
income (loss)
to average
net assets        1.07%!      0.98%      0.95%      1.33%      1.60%      1.24%

Portfolio
turnover
rate              46.7%!      51.1%      57.5%      31.9%      26.8%      32.0%

Net assets,
end of
period
(in millions)  $  1,189   $    991   $    503   $    282   $    212   $    221

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

Mid-Cap Value-Advisor Class shares

                                                  6 Months            9/30/02
                                                     Ended            Through
                                                   6/30/03           12/31/02

NET ASSET VALUE

Beginning of period                       $        14.99      $         13.97

Investment activities

  Net investment income (loss)                      0.10*                0.04*

  Net realized and unrealized gain (loss)           1.86                 1.17**

  Total from investment activities                  1.96                 1.21

Distributions

  Net investment income                              --                 (0.12)

  Net realized gain                                  --                 (0.07)

  Total distributions                                --                 (0.19)

NET ASSET VALUE

End of period                             $        16.95       $        14.99
--------------------------------------------------------------------------------

Ratios/Supplemental Data

Total return^                                      13.08%*               8.66%*

Ratio of total expenses to
average net assets                                  1.10%*!              1.10%*!

Ratio of net investment
income (loss) to average
net assets                                          0.91%*!              1.29%*!

Portfolio turnover rate                             46.7%!               51.1%

Net assets, end of period
(in thousands)                           $         8,445      $         1,528

* Excludes expenses in excess of a 1.10% contractual expense limitation in effect through 4/30/04.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

Mid-Cap Value-R Class shares

                                                6 Months              9/30/02
                                                   Ended              Through
                                                 6/30/03             12/30/02

NET ASSET VALUE

Beginning of period                      $         15.00      $         13.97

Investment activities

  Net investment income (loss)                      0.09*                0.03*

  Net realized and unrealized gain (loss)           1.83                 1.18**

  Total from investment activities                  1.92                 1.21

Distributions

  Net investment income                               --                (0.11)

  Net realized gain                                   --                (0.07)

  Total distributions                                 --                (0.18)

NET ASSET VALUE

End of period                            $         16.92      $         15.00
                                         ---------------      ---------------

Ratios/Supplemental Data

Total return^                                      12.80%*               8.66%*

Ratio of total expenses to
average net assets                                  1.40%*!              1.40%*!

Ratio of net investment
income (loss) to average
net assets                                          0.56%*!              0.84%*!

Portfolio turnover rate                             46.7%!               51.1%

Net assets, end of period
(in thousands)                           $           990      $           109

* Excludes expenses in excess of a 1.40% contractual expense limitation in effect through 4/30/04.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                  June 30, 2003

Statement of Net Assets                                 Shares/Par        Value
--------------------------------------------------------------------------------
                                                                   In thousands

Common Stocks  95.3%

CONSUMER DISCRETIONARY  13.5%

Household Durables  1.1%

Stanley Works                                      465,000      $        12,834

                                                                         12,834

Leisure Equipment & Products  2.7%

Brunswick                                          630,000               15,762

Hasbro                                             946,600               16,556

                                                                         32,318

Media  5.7%

Dow Jones                                          306,000               13,167

Meredith                                           271,000               11,924

New York Times, Class A                             75,000                3,413

Pearson (GBP)                                      699,000                6,539

Reader's Digest, Class A                            56,531                  762

Reuters (GBP)                                    5,025,000               14,598

Scholastic *                                       181,000                5,390

Washington Post, Class B                            18,000               13,192

                                                                         68,985

Multiline Retail  2.8%

Kmart *                                            440,000               11,902

Neiman Marcus, Class A *                           179,700                6,577

Nordstrom                                          769,000               15,011

                                                                         33,490

Specialty Retail  0.7%

GAP                                                421,000                7,898

                                                                          7,898

Textiles, Apparel, & Luxury Goods  0.5%

Unifi *                                            965,000                5,983

                                                                          5,983

Total Consumer Discretionary                                            161,508

CONSUMER STAPLES  3.4%

Food Products  3.4%

Archer-Daniels-Midland                           1,289,000               16,589

Campbell Soup                                      510,000               12,495

Heinz                                              356,000               11,741

Total Consumer Staples                                                   40,825

ENERGY  6.7%

Energy Equipment & Services  3.1%

Baker Hughes                                       363,000      $        12,186

Diamond Offshore Drilling                        1,180,000               24,768

                                                                         36,954

Oil & Gas  3.6%

Amerada Hess                                       352,000               17,311

BG Group (GBP)                                   1,340,000                5,947

Marathon Oil                                       773,000               20,369

                                                                         43,627

Total Energy                                                             80,581

FINANCIALS  16.8%

Capital Markets  2.7%

Janus Capital Group                                970,000               15,908

Northern Trust                                     399,000               16,674

                                                                         32,582

Commercial Banks  5.4%

Citizens Banking                                   250,000                6,692

Commerce Bancshares                                335,975               13,086

Cullen/Frost Bankers                               175,000                5,618

Huntington Bancshares                              580,000               11,322

Mercantile Bankshares                              175,000                6,891

National Commerce Financial                        320,000                7,101

Synovus Financial                                  600,000               12,900

Wachovia                                            35,000                1,399

                                                                         65,009

Diversified Financial Services  0.5%

Groupe Bruxelles Lambert (EUR)                     120,000                5,438

                                                                          5,438

Insurance  7.9%

21st Century Insurance Group                        79,000                1,130

Cincinnati Financial                               248,000                9,198

Hartford Financial Services Group                  251,800               12,681

Loews                                              280,000               13,241

Mercury General                                     49,000                2,237

Ohio Casualty *                                    853,000               11,242

Protective Life                                    425,000      $        11,369

SAFECO                                             403,700               14,242

St. Paul Companies                                 414,400               15,130

UnumProvident                                      337,700                4,529

                                                                         94,999

Thrifts & Mortgage Finance  0.3%

PMI Group                                          128,600                3,452

                                                                          3,452

Total Financials                                                        201,480

HEALTH CARE  4.7%

Biotechnology  1.0%

Millennium Pharmaceuticals *                       220,000                3,460

Protein Design Labs *                              610,000                8,528

                                                                         11,988

Health Care Equipment & Supplies  1.3%

Apogent Technologies *                             299,800                5,996

Guidant                                            210,000                9,322

                                                                         15,318

Health Care Providers & Services  1.8%

Aetna                                              108,000                6,502

Davita *                                           350,000                9,373

Omnicare                                           185,000                6,251

                                                                         22,126

Pharmaceuticals  0.6%

Andrx *                                            347,000                6,905

                                                                          6,905

Total Health Care                                                        56,337

INDUSTRIALS & BUSINESS SERVICES  11.1%

Aerospace & Defense  2.2%

Raytheon                                           434,000               14,252

Rockwell Collins                                   517,200               12,739

                                                                         26,991

Air Freight & Logistics  2.0%


CNF                                                524,000               13,299

Ryder System                                       395,000               10,120

                                                                         23,419

Commercial Services & Supplies  4.2%

Herman Miller                                      738,000      $        14,915

Manpower                                           300,000               11,127

ServiceMaster                                    1,126,500               12,053

Viad                                               540,000               12,091

                                                                         50,186

Electrical Equipment  0.4%

Hubbell, Class A                                    25,000                  804

Hubbell, Class B                                   136,000                4,502

                                                                          5,306

Machinery  1.9%

Dover                                              358,000               10,726

Harsco                                              89,000                3,208

Joy Global *                                       595,600                8,797

                                                                         22,731

Marine  0.4%

Overseas Shipholding Group                         212,400                4,675

                                                                          4,675


Total Industrials & Business Services                                   133,308

INFORMATION TECHNOLOGY  11.2%

Communications Equipment  1.5%

Harris                                             275,000                8,264

Tellabs *                                        1,460,000                9,592

                                                                         17,856

Electronic Equipment & Instruments  5.0%

Agilent Technologies *                             890,000               17,400

AVX                                              1,181,200               12,981

Littelfuse *                                       163,000                3,645

Molex, Class A                                   1,081,200               25,061

Technitrol *                                        89,900                1,353

                                                                         60,440

IT Services  1.7%

BearingPoint *                                     897,400                8,660

Ceridian *                                         693,000               11,760

                                                                         20,420

Software  3.0%

BMC Software *                                   1,022,000      $        16,689

Cadence Design Systems *                           890,000               10,734

PeopleSoft *                                       470,000                8,267

                                                                         35,690

Total Information Technology                                            134,406

MATERIALS  10.5%

Chemicals  2.5%

Agrium                                             488,000                5,348

Great Lakes Chemical                               579,600               11,824

Potash Corp./Saskatchewan                          204,000               13,056

                                                                         30,228

Metals & Mining  5.5%

Newmont Mining                                     789,500               25,627

Nucor                                              264,500               12,921

Phelps Dodge *                                     382,200               14,654

Teck (CAD)                                       1,564,500               12,751

                                                                         65,953

Paper & Forest Products  2.5%

Bowater                                            111,500                4,176

MeadWestvaco                                       302,200                7,464

Potlatch                                           682,000               17,562

                                                                         29,202

Total Materials                                                         125,383

TELECOMMUNICATION SERVICES  3.9%

Diversified Telecommunication Services  2.1%

AT&T                                               465,000                8,951

Cable & Wireless (GBP)                           7,435,000               13,887

Cable & Wireless ADR                               392,400                2,147

                                                                         24,985

Wireless Telecommunication Services  1.8%

Crown Castle International *                       400,000                3,108

Telephone and Data Systems                         379,000               18,836

                                                                         21,944

Total Telecommunication Services                                         46,929

UTILITIES  9.8%

Electric Utilities  8.5%

CMS Energy                                         327,000      $         2,649

El Paso Electric *                                 990,000               12,207

FirstEnergy                                        607,300               23,351

PG&E *                                             150,000                3,172

Pinnacle West Capital                              364,500               13,651

Puget Energy                                       100,000                2,387

Teco Energy                                        550,000                6,594

TXU                                                791,500               17,769

Unisource Energy                                   604,000               11,355

XCEL Energy                                        572,300                8,607

                                                                        101,742

Gas Utilities  1.1%

NiSource                                           667,000               12,673

                                                                         12,673

Multi-Utilities & Unregulated Power  0.2%

Duke Energy                                        130,000                2,594

                                                                          2,594

Total Utilities                                                         117,009

Total Miscellaneous Common Stocks  3.7%                                  44,839

Total Common Stocks (Cost  $1,084,825)                                1,142,605

Convertible Bonds  0.8%

U.S. Cellular, LYONs, 6/15/15                   14,850,000                7,080

XCEL Energy, 144A, 7.50%, 11/21/07               1,365,000                2,000

Total Convertible Bonds (Cost $7,124)                                     9,080

Short-Term Investments  4.0%

Money Market Funds  4.0%

T. Rowe Price Reserve Investment
Fund, 1.16% #                                   47,795,419               47,795

Total Short-Term Investments (Cost $47,795)                              47,795

                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands
Total Investments in Securities

100.1% of Net Assets (Cost $1,139,744)                               $1,199,480

Other Assets Less Liabilities                                              (774)

NET ASSETS                                                 $          1,198,706
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $              5,504

Undistributed net realized gain (loss)                                   (6,750)

Net unrealized gain (loss)                                               59,720

Paid-in-capital applicable to 70,651,938 shares
of $0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                       1,140,232

NET ASSETS                                                 $          1,198,706
                                                           --------------------

NET ASSET VALUE PER SHARE

Mid-Cap Value shares

($1,189,271,407/70,095,216 shares outstanding)             $              16.97
                                                           --------------------

Mid-Cap Value-Advisor Class shares
($8,444,869/498,202 shares outstanding)                    $              16.95
                                                           --------------------

Mid-Cap Value-R Class shares
($990,212/58,520 shares outstanding)                       $              16.92
                                                           --------------------

#    Seven-day yield

*    Non-income producing

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers-total of such securities at period-end amounts to $2,000,000 and represents 0.2% of net assets

ADR  American Depository Receipts

CAD  Canadian dollar

EUR  Euro

GBP  British pound

LYONs Liquid Yield Option Notes

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                       6 Months
                                                                          Ended
                                                                        6/30/03

Investment Income (Loss)

Income

  Dividend                                                 $              9,494

  Interest                                                                  505

  Income distributions from mutual funds                                    325

  Total income                                                           10,324

Expenses

  Investment management                                                   3,453

  Shareholder servicing

    Mid-Cap Value shares                                                  1,180

    Mid-Cap Value-Advisor Class shares                                        2

    Mid-Cap Value-R Class shares                                              1

  Prospectus and shareholder reports

    Mid-Cap Value shares                                                     85

    Mid-Cap Value-Advisor Class shares                                        8

  Custody and accounting                                                     87

  Registration                                                               72

  Legal and audit                                                            12

  Distribution

    Mid-Cap Value-Advisor Class shares                                        5

    Mid-Cap Value-R Class shares                                              1

  Directors                                                                   5

  Reimbursed by manager to Mid-Cap Value-Advisor
  Class shares                                                               (7)

  Total expenses                                                          4,904

  Expenses paid indirectly                                                  (84)

  Net expenses                                                            4,820

Net investment income (loss)                                              5,504

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                       6 Months
                                                                          Ended
                                                                        6/30/03

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             (4,796)

  Foreign currency transactions                                             (49)

  Net realized gain (loss)                                               (4,845)

Change in net unrealized gain (loss)

  Securities                                                            134,390

  Other assets and liabilities
  denominated in foreign currencies                                         (14)

  Change in net unrealized gain (loss)                                  134,376

Net realized and unrealized gain (loss)                                 129,531

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $            135,035
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/03             12/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $         5,504      $         8,525

  Net realized gain (loss)                          (4,845)                 413

  Change in net unrealized gain (loss)             134,376             (124,567)

  Increase (decrease) in net assets
  from operations                                  135,035             (115,629)

Distributions to shareholders

  Net investment income

    Mid-Cap Value shares                              --                 (7,850)

    Mid-Cap Value-Advisor Class shares                --                    (10)

    Mid-Cap Value-R Class shares                      --                     (1)

  Net realized gain

    Mid-Cap Value shares                              --                 (4,569)

    Mid-Cap Value-Advisor Class shares                --                     (6)

    Mid-Cap Value-R Class shares                      --                     (1)

  Decrease in net assets from distributions           --                (12,437)

Capital share transactions *

  Shares sold

    Mid-Cap Value shares                           219,036              943,789

    Mid-Cap Value-Advisor Class shares               6,398                1,518

    Mid-Cap Value-R Class shares                       886                  100

  Distributions reinvested

    Mid-Cap Value shares                              --                 11,503

    Mid-Cap Value-Advisor Class shares                --                     17

    Mid-Cap Value-R Class shares                      --                      1

  Shares redeemed

    Mid-Cap Value shares                          (155,046)            (338,595)

    Mid-Cap Value-Advisor Class shares                (325)                  (9)

    Mid-Cap Value-R Class shares                       (78)                --

  Increase (decrease) in net assets from
  capital share transactions                        70,871              618,324

Net Assets

Increase (decrease) during period                  205,906              490,258

Beginning of period                                992,800              502,542


End of period                              $     1,198,706      $       992,800
                                           ---------------      ---------------

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/03             12/31/02

*Share information

  Shares sold

    Mid-Cap Value shares                            14,417               56,581

    Mid-Cap Value-Advisor Class shares                 418                  102

    Mid-Cap Value-R Class shares                        57                    7

  Distributions reinvested

    Mid-Cap Value shares                              --                    768

    Mid-Cap Value-Advisor Class shares                --                   --

    Mid-Cap Value-R Class shares                      --                   --

  Shares redeemed

    Mid-Cap Value shares                           (10,396)             (21,922)

    Mid-Cap Value-Advisor Class shares                 (22)                  (1)

    Mid-Cap Value-R Class shares                        (5)                --

  Increase (decrease) in shares outstanding          4,469               35,535

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                  June 30, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1 - Significant Accounting Policies

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued. The fund has three classes of shares: Mid-Cap Value Fund (Mid-Cap Value Class), offered since June 28, 1996, Mid-Cap Value Fund-Advisor Class (Advisor Class), offered since September 30, 2002, and Mid-Cap Value Fund-R Class (R Class), offered since September 30, 2002. Advisor Class shares are offered only through brokers and other financial intermediaries, and R Class shares are only available to small retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution and certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts
Premiums and discounts on debt securities are amortized for financial reporting purposes.

Class Accounting
The Advisor Class and R Class each pay distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Expenses Paid Indirectly
Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses.

Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $82,000 and $2,000, respectively, for the six months ended June 30, 2003.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

Note 2 - Investment Transactions

Purchases and sales of portfolio securities, other than short-term securities, aggregated $307,524,000 and $231,993,000, respectively, for the six months ended June 30, 2003.

Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $1,905,000 of realized losses recognized for financial reporting purposes in the year ended December 31, 2002 were recognized for tax purposes on January 1, 2003.

At June 30, 2003, the cost of investments for federal income tax purposes was $1,139,744,000. Net unrealized gain aggregated $59,720,000 at period-end, of which $128,438,000 related to appreciated investments and $68,718,000 related to depreciated investments.

Note 4 - Related Party Transactions

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35 % of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At June 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $658,000.

Through April 30, 2004, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, for the Advisor Class and R Class that would cause the class's ratio of total expenses to average net assets (expense ratio) to exceed 1.10% and 1.40%, respectively. Thereafter, through April 30, 2006, each class is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed 1.10% for the Advisor Class and 1.40% for the R Class. Pursuant to this agreement, $6,000 of Advisor Class expenses and $1,000 of R Class expenses were borne by the manager during the six months ended June 30, 2003. At June 30, 2003, Advisor Class expenses in the amount of $6,000 and R Class expenses in the amount of $1,000 remain subject to reimbursement through April 30, 2006.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Mid-Cap Value Fund class and R Class. Expenses incurred pursuant to these service agreements totaled $682,000 for the six months ended June 30, 2003, of which $142,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended June 30, 2003, the Mid-Cap Value class was charged $59,000 for shareholder servicing costs related to the college savings plans, of which $47,000 was for services provided by Price and $15,000 was payable at period-end. At June 30, 2003, approximately 2.7% of the outstanding shares of the Mid-Cap Value class were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended June 30, 2003, the Mid-Cap Value class was allocated $185,000 of Spectrum Funds' expenses, of which $134,000 related to services provided by Price and $70,000 was payable at period-end. At June 30, 2003, approximately 13.1% of the outstanding shares of the Mid-Cap Value class were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $325,000.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Value Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003